Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 5.8%
Entertainment 3.5%
Live Nation Entertainment, Inc.(a)	68,713	6,261,816
Take-Two Interactive Software, Inc.(a)	30,000	4,622,100
Total		10,883,916
Media 2.3%
Nexstar Media Group, Inc., Class A	47,805	7,264,448
Total Communication Services		18,148,364
Consumer Discretionary 11.4%
Hotels, Restaurants & Leisure 2.3%
Hyatt Hotels Corp., Class A(a)	92,235	7,111,318
Household Durables 2.1%
D.R. Horton, Inc.	79,297	6,658,569
Multiline Retail 1.5%
Dollar Tree, Inc.(a)	48,262	4,619,639
Specialty Retail 4.1%
Burlington Stores, Inc.(a)	18,374	5,210,315
O’Reilly Automotive, Inc.(a)	12,545	7,665,748
Total		12,876,063
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings Ltd.(a)	94,234	4,561,868
Total Consumer Discretionary		35,827,457
Consumer Staples 3.5%
Food & Staples Retailing 1.8%
U.S. Foods Holding Corp.(a)	161,579	5,600,328
Food Products 1.7%
Tyson Foods, Inc., Class A	69,662	5,499,119
Total Consumer Staples		11,099,447
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
Devon Energy Corp.	281,667	10,001,995
Marathon Petroleum Corp.	118,568	7,328,688
Total		17,330,683
Total Energy		17,330,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.9%
Banks 7.8%
Popular, Inc.	100,189	7,781,680
Regions Financial Corp.	381,724	8,134,538
SVB Financial Group(a)	13,597	8,795,627
Total		24,711,845
Consumer Finance 2.5%
Discover Financial Services	63,956	7,856,995
Diversified Financial Services 1.5%
Voya Financial, Inc.	79,425	4,875,901
Insurance 6.1%
Hanover Insurance Group, Inc. (The)	47,709	6,184,040
Lincoln National Corp.	109,613	7,535,894
Reinsurance Group of America, Inc.	48,473	5,393,106
Total		19,113,040
Total Financials		56,557,781
Health Care 9.3%
Health Care Equipment & Supplies 2.1%
Zimmer Biomet Holdings, Inc.	44,878	6,568,344
Health Care Providers & Services 3.6%
Centene Corp.(a)	87,523	5,453,558
Quest Diagnostics, Inc.	40,427	5,874,448
Total		11,328,006
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc.	33,345	5,252,838
Syneos Health, Inc.(a)	71,000	6,211,080
Total		11,463,918
Total Health Care		29,360,268
Industrials 14.6%
Airlines 2.1%
Southwest Airlines Co.(a)	131,518	6,763,971
Building Products 2.4%
Trane Technologies PLC	43,724	7,548,948
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.2%
AMETEK, Inc.	70,104	8,693,597
Bloom Energy Corp., Class A(a)	76,590	1,433,765
Total		10,127,362
Machinery 5.2%
Ingersoll Rand, Inc.(a)	175,605	8,852,248
ITT, Inc.	85,882	7,372,111
Total		16,224,359
Professional Services 1.7%
CACI International, Inc., Class A(a)	19,872	5,208,451
Total Industrials		45,873,091
Information Technology 8.5%
Communications Equipment 2.3%
Motorola Solutions, Inc.	31,233	7,256,051
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	164,498	6,002,532
Semiconductors & Semiconductor Equipment 4.3%
Marvell Technology, Inc.	88,008	5,307,762
ON Semiconductor Corp.(a)	105,022	4,806,857
Teradyne, Inc.	31,381	3,425,864
Total		13,540,483
Total Information Technology		26,799,066
Materials 6.4%
Chemicals 3.9%
Chemours Co. LLC (The)	135,000	3,923,100
Eastman Chemical Co.	29,375	2,959,238
FMC Corp.	59,374	5,436,283
Total		12,318,621
Metals & Mining 2.5%
Allegheny Technologies, Inc.(a)	218,202	3,628,699
Freeport-McMoRan, Inc.	132,317	4,304,272
Total		7,932,971
Total Materials		20,251,592
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.9%
Equity Real Estate Investment Trusts (REITS) 8.9%
First Industrial Realty Trust, Inc.	159,437	8,303,479
Gaming and Leisure Properties, Inc.	108,550	5,028,036
Simon Property Group, Inc.	40,000	5,198,800
Welltower, Inc.	114,411	9,427,466
Total		27,957,781
Total Real Estate		27,957,781
Utilities 6.3%
Electric Utilities 1.9%
Pinnacle West Capital Corp.	82,174	5,946,111
Independent Power and Renewable Electricity Producers 2.1%
AES Corp. (The)	292,168	6,670,195
Multi-Utilities 2.3%
Ameren Corp.	90,609	7,339,329
Total Utilities		19,955,635
Total Common Stocks (Cost $231,164,806)		309,161,165

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	6,497,587	6,496,937
Total Money Market Funds (Cost $6,496,937)		6,496,937
Total Investments in Securities (Cost: $237,661,743)		315,658,102
Other Assets & Liabilities, Net		(457,506)
Net Assets		315,200,596

2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	2,709,197	37,880,837	(34,093,097)	—	6,496,937	—	2,301	6,497,587
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7021_12_L01_(11/21)